Schedule of other non financial assets (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
Other Non Financial Assets
Restricted asset	[1]		₨ 128,739	₨ 167,907
Others			471	976
Total		$ 1,376	₨ 129,210	₨ 168,883

[1]	Restricted asset include INR 128,739 (March 31, 2025: INR 167,907) in respect of mandatory pre-deposit required for service tax and income tax appeal proceedings in India. The service tax & Income Tax amount has been paid under protest and the Group strongly believes that it is not probable the demand will materialize.